INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Reconciliation between adjusted operating income and net income
Adjusted operating (loss) income	₽ 33,999	$ 460.2	₽ 37,415	₽ 28,445
Less: share-based compensation expense	(15,728)	(212.9)	(9,855)	(6,552)
Add: interest income	3,869	52.4	3,315	3,382
Less : interest expense	(2,373)	(32.1)	(74)	(945)
Add: other income/(loss), net	229	3.0	(5,086)	936
Add: effect of deconsolidation/consolidation of Yandex.Market	19,230	260.3		28,244
Less: amortization of acquisition-related intangible assets	(1,924)	(26.1)	(1,179)	(1,007)
Less: compensation expense related to contingent consideration			(38)	(44)
Less: one-off restructuring cost	(98)	(1.2)	(881)
Less: goodwill impairment			(762)
Less: income tax expense	(13,055)	(176.7)	(11,656)	(8,201)
Net income	₽ 24,149	$ 326.9	₽ 11,199	₽ 44,258